Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 3 - Related Party Transactions

During the year ended December 31, 2011, the members of Social Reality conducted the Company's operations from their personal residences. We have ascribed a value of $9,000 to rent expense for the use of these premises for 2011, with a corresponding credit to members' equity.

During the year ended December 31, 2012 we recorded revenue aggregating $200,000 from an entity controlled by a shareholder owning approximately 57% of our Class A common shares.